Related Party Transactions (Details Narrative) - USD ($)						2 Months Ended		9 Months Ended		12 Months Ended
	Sep. 05, 2024	Dec. 31, 2023	Jun. 07, 2023	Feb. 14, 2022	Nov. 22, 2021	Nov. 30, 2023	Aug. 31, 2023	Sep. 30, 2024	Aug. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Nov. 30, 2022	Jan. 30, 2025	Oct. 01, 2024	Sep. 06, 2024	Aug. 11, 2024	May 09, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Jan. 05, 2024	Jan. 01, 2024	Oct. 31, 2023	Sep. 25, 2023	Sep. 21, 2023	Jul. 31, 2023	Jul. 18, 2023	Apr. 21, 2023	Feb. 07, 2023
Related Party Transaction [Line Items]
Rent cost								$ 0		$ 0
Purchase price												$ 115,000,000
Repayments of debt												174,406
Working capital loans						$ 650,000			$ 990,500		$ 650,000
Redemption price per share						$ 0.1					$ 0.1
Loans Payable to Bank, Current						$ 2,940,000			$ 4,060,000		$ 2,940,000
Working capital loan for extension																						$ 121,000
Subsequent Event [Member]
Related Party Transaction [Line Items]
Number of new stock issued during the period	10,500,000
Aggregate principal amount													$ 500,000
Evergreen LLC [Member]
Related Party Transaction [Line Items]
Convertible debt											$ 1,500,000
Convertible price						$ 10.00			$ 10.00		$ 10.00
Evergreen LLC [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Convertible debt									$ 1,500,000
Common Class B [Member]
Related Party Transaction [Line Items]
Issued and outstanding, percent						20.00%					20.00%	20.00%
Common Class A [Member]
Related Party Transaction [Line Items]
Redemption share value																$ 160,000	$ 80,000											$ 160,000
Redemption price per share																$ 0.055	$ 0.03											$ 0.055
Common Class A [Member] | Forecast [Member]
Related Party Transaction [Line Items]
Redemption share value																$ 160,000
Redemption price per share																$ 0.055
Related Party [Member]
Related Party Transaction [Line Items]
Advances		2,866						61,806		2,866
Due to related party		2,866						65,607		2,866
Related Party [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Advances														$ 20,799									$ 79,739
Due to related party														$ 86,406
Sponser Evergreen LLC [member]
Related Party Transaction [Line Items]
Advances								$ 3,801
Sponser Evergreen LLC [member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Advances																							$ 3,801
Evergreen LLC [Member]
Related Party Transaction [Line Items]
Unsecured promissory note			$ 1,350,000																						$ 2,000,000	$ 570,000			$ 50,000	$ 1,150,000
Deposited to the trust account			$ 1,150,000			$ 160,000	$ 160,000
Deposited into the trust account		$ 160,000				160,000	$ 160,000		80,000	$ 160,000	$ 160,000							$ 160,000	$ 160,000	$ 160,000	$ 160,000			$ 160,000			$ 160,000
Evergreen LLC [Member] | Administrative Services Arrangement [Member]
Related Party Transaction [Line Items]
Sponsor fees									10,000
Sponsor fees have not been paid						100,000			$ 190,000		100,000
Evergreen LLC [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Unsecured promissory note															$ 1,000,000
Evergreen LLC [Member] | Administrative Services Arrangement [Member]
Related Party Transaction [Line Items]
Sponsor fees											10,000
Sponsor fees paid						130,000					130,000	$ 100,000
Sponsor fees accrued not yet paid						$ 100,000					$ 100,000
Evergreen LLC [Member] | Promissory Note [Member]
Related Party Transaction [Line Items]
Aggregate principal amount					$ 300,000
Deferred offering cost												$ 68,411
Repayments of debt				$ 174,406
Evergreen LLC [Member] | Common Class B [Member]
Related Party Transaction [Line Items]
Number of new stock issued during the period					2,875,000
Purchase price					$ 25,000
Common stock shares subject to forfeiture					375,000
Issued and outstanding, percent					20.00%
Related party transaction description					The holders of the Founder shares have agreed, subject to limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earlier to occur of: (A) six months after the completion of a Business Combination and (B) subsequent to a Business Combination, (x) if the last reported sale price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share splits, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period, or (y) the date on which the Company completes a liquidation, merger, capital share exchange or other similar transaction that results in all of the Public Shareholders having the right to exchange their ordinary shares for cash, securities or other property.
Related party transaction description					The holders of the Founder shares have agreed, subject to limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earlier to occur of: (A) six months after the completion of a Business Combination and (B) subsequent to a Business Combination, (x) if the last reported sale price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share splits, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period, or (y) the date on which the Company completes a liquidation, merger, capital share exchange or other similar transaction that results in all of the Public Shareholders having the right to exchange their ordinary shares for cash, securities or other property.
Evergreen LLC [Member] | Common Class B [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Common stock shares subject to forfeiture					375,000